STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 287	$ 24,713	$ (11,371)	$ 13,629
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment	$ 37	3,759,963		3,760,000
Sale of private placement units including over-allotment (in shares)	376,000
Proceeds allocated to public warrants, net of offering costs		3,533,617		3,533,617
Accretion of Common Stock subject to possible redemption to redemption value		(5,712,733)	(1,149,975)	(6,862,708)
Net income (loss)			(700,925)	(700,925)
Balance at the end at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the end (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forward purchase agreement		(430,021)		(430,021)
Excise tax liability arising from redemption of shares		(1,094,366)	(48,930)	(1,143,296)
Accretion of Common Stock subject to possible redemption to redemption value		$ (81,173)	(256,810)	(337,983)
Net income (loss)			(1,034,593)	(1,034,593)
Balance at the end at Dec. 31, 2023	$ 324		$ (3,202,604)	$ (3,202,280)
Balance at the end (in shares) at Dec. 31, 2023	3,251,000